WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 121.3%
COMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 4.4%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	700,000		$629,498	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	650,000		567,155	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	240,000		107,334	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	360,000	EUR	207,300	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	610,000		351,217	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	360,000		281,359	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000		146,396	(a)
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	2,100,000		542,251	(c)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	1,200,000	EUR	1,268,413	(b)(d)(e)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	430,000		403,557
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	200,000		200,950
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	200,000		206,559
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	235,000		233,827	(a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000		2,259,535
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,500,000		1,246,167

Total Diversified Telecommunication Services					8,651,518

Entertainment - 1.1%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	490,000		506,980	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000		550,367	(c)
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,120,000		993,586

Total Entertainment					2,050,933

Interactive Media & Services - 0.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	860,000		735,911	(a)

Media - 4.4%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,410,000		1,357,060	(c)
Comcast Corp., Senior Notes	4.200%	8/15/34	2,830,000		2,695,906
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	810,000		770,659	(a)(c)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	370,000		343,800
DISH DBS Corp., Senior Notes	7.375%	7/1/28	760,000		334,974
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,500,000		576,058

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000		$1,813,112
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	550,000		473,057
Sunrise HoldCo IV BV, Senior Secured Notes	5.500%	1/15/28	230,000		220,147	(a)

Total Media					8,584,773

Wireless Telecommunication Services - 4.1%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		706,220
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	350,000		354,904	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	500,000		265,180	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,560,000		1,310,363	(a)(c)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	400,000		287,423	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	410,000		206,647	(a)(c)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,000,000		843,235	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		110,380	(c)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,860,000		2,607,263	(c)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	800,000	GBP	875,770	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	400,000		358,746	(a)

Total Wireless Telecommunication Services					7,926,131

TOTAL COMMUNICATION SERVICES					27,949,266

CONSUMER DISCRETIONARY - 16.4%
Automobile Components - 2.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000		829,667	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,211,000		1,207,905	(c)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	650,000		569,772
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,050,000		2,101,250	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	400,000		412,349	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	430,000		453,981	(a)

Total Automobile Components					5,574,924

Automobiles - 2.4%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	750,000		803,451	(c)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,700,000		1,463,606	(c)
General Motors Co., Senior Notes	6.125%	10/1/25	220,000		223,273	(c)

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		$776,495	(c)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,520,000		1,348,050	(a)(c)

Total Automobiles					4,614,875

Broadline Retail - 1.2%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	1,550,000		1,326,377
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,000,000		1,019,622	(a)

Total Broadline Retail					2,345,999

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	930,000		981,215	(a)

Diversified Consumer Services - 1.6%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	210,000	EUR	218,136	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,830,000	EUR	1,900,898	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	420,000		364,667	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	300,000		233,515	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000		353,032	(a)

Total Diversified Consumer Services					3,070,248

Hotels, Restaurants & Leisure - 7.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000		399,551	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	470,000		475,504	(a)(f)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000		467,546	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	40,000		43,783	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	947,502
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	100,000		102,509	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		686,409	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,530,000		1,413,299	(c)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.890%	7/16/35	1,768,000	GBP	1,678,410	(b)(e)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	762,000		747,291	(a)(c)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000		312,222	(a)(c)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000		464,855	(a)(c)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	180,000		189,069	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	960,000		918,733	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,030,000		1,014,243	(a)(c)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000		602,619	(a)(c)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Saga PLC, Senior Notes	3.375%	5/12/24	210,000	GBP	$262,913	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	430,000	GBP	469,560	(b)
Sands China Ltd., Senior Notes	3.100%	3/8/29	1,070,000		925,160
Sands China Ltd., Senior Notes	3.500%	8/8/31	500,000		415,983
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	400,000	GBP	431,036	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	520,000		484,290	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000		525,352	(a)

Total Hotels, Restaurants & Leisure					13,977,839

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		739,891	(c)

Specialty Retail - 0.2%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	420,000		393,835	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	120,000		94,371	(a)

Total Specialty Retail					488,206

TOTAL CONSUMER DISCRETIONARY					31,793,197

CONSUMER STAPLES - 3.1%
Beverages - 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	2,630,000		2,600,606	(c)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		60,633

Total Beverages					2,661,239

Food Products - 1.2%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	660,000	GBP	793,575	(b)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	3.750%	12/1/31	1,000,000		857,852
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		174,307
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		557,805	(c)

Total Food Products					2,383,539

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.450%	2/4/32	550,000		450,051
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		500,406

Total Tobacco					950,457

TOTAL CONSUMER STAPLES					5,995,235

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 18.4%
Energy Equipment & Services - 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	430,000	$446,845	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	700,000	581,994	(a)

Total Energy Equipment & Services				1,028,839

Oil, Gas & Consumable Fuels - 17.9%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	750,000	681,027
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000	1,052,322	(c)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000	621,427	(c)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000	1,041,056	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	2,233,405	(g)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,760,000	1,263,152
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	740,000	670,032	(d)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	410,000	386,064	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	450,766	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000	1,243,540	(c)
EQT Corp., Senior Notes	5.000%	1/15/29	2,720,000	2,687,663	(c)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	430,188	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,130,000	1,751,179	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	901,784	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	790,797	(c)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	158,333
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,230,000	1,646,496	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	505,792
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	324,185
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	286,591	(c)
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	498,022	(c)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	332,769	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	138,000	137,942
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	1,945,633
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	1,200,000	1,004,335	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	440,000	440,361	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	437,966

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	$1,049,115
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,500,000	1,467,627	(a)(c)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	350,000	368,288	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,655,000	3,419,417	(c)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	219,383
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	2,770,000	2,477,920	(c)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	537,592
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	383,421
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	457,321
YPF SA, Senior Notes	8.500%	7/28/25	120,000	115,814	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	356,612	(a)

Total Oil, Gas & Consumable Fuels				34,775,337

TOTAL ENERGY				35,804,176

FINANCIALS - 35.1%
Banks - 23.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,610,000	1,364,078	(a)(d)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	3,910,000	3,797,587	(c)(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	493,467	(c)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,390,000	1,387,418	(c)(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	3,000,000	2,985,865	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	654,675	(c)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	540,000	493,997	(a)(e)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	1,000,000	949,229	(a)(e)

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	2,100,000		$2,074,925	(c)(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000		1,938,088	(c)
Comerica Bank, Senior Notes	2.500%	7/23/24	720,000		705,280
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000		575,750	(a)(d)(e)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	2,000,000		1,869,616	(a)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	2,820,000		2,728,938	(c)(d)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	2,870,000		2,688,990	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,166,525	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,940,000		1,934,710	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.868%	5/1/24	4,890,000		4,916,562	(c)(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	750,000		751,361	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000		489,250	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000		1,130,344	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,700,000		2,657,825	(c)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000		657,753
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,250,000		1,257,465	(c)(e)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	1,400,000		1,424,183	(e)
UniCredit SpA, Subordinated Notes (2.000% to 9/23/24 then EUR 5 year Swap Rate + 2.400%)	2.000%	9/23/29	600,000	EUR	637,615	(b)(e)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,420,000		$1,469,438	(a)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	1,830,000		1,831,759	(c)(d)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	110,000		109,587	(d)(e)

Total Banks					46,142,280

Capital Markets - 5.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000		1,662,805	(c)(d)(e)
Credit Suisse AG AT1 Claim	—	—	3,900,000		448,500	*(h)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	1,300,000		1,421,573	(c)
Daimler Truck Finance North America LLC, Senior Notes	5.200%	1/17/25	900,000		900,040	(a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000		2,330,166	(c)(e)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000		879,203	(e)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000		852,230	(b)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	360,000		385,988	(a)(d)(e)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000		452,627
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,290,000		1,374,224	(a)(e)

Total Capital Markets					10,707,356

Financial Services - 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000		2,958,494	(c)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,215,429	(c)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,199,560		4,051,525	(a)(i)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	340,000		353,444	(a)
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000	GBP	136,428	(a)

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000	$600,020	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	610,000	442,207	(a)

Total Financial Services				9,757,547

Insurance - 0.8%
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000	1,303,052	(a)(c)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000	324,764	(a)

Total Insurance				1,627,816

TOTAL FINANCIALS				68,234,999

HEALTH CARE - 9.2%
Biotechnology - 0.5%
Amgen Inc., Senior Notes	2.450%	2/21/30	1,100,000	974,639

Health Care Providers & Services - 5.7%
Centene Corp., Senior Notes	3.375%	2/15/30	3,360,000	3,011,852	(c)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	690,000	722,663	(a)
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,000,000	1,874,113	(c)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	405,063
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000	986,655	(c)
HCA Inc., Senior Notes	3.500%	9/1/30	750,000	680,850
Humana Inc., Senior Notes	5.875%	3/1/33	600,000	628,908
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000	540,699	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	479,005	(c)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	440,000	438,753	(c)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,500,000	1,289,462

Total Health Care Providers & Services				11,058,023

Pharmaceuticals - 3.0%
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	500,000	330,329	*(a)(j)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	2,000,000	1,998,264
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000	1,378,346
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,690,000	1,573,587

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	450,000		$434,163
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000		137,096

Total Pharmaceuticals					5,851,785

TOTAL HEALTH CARE					17,884,447

INDUSTRIALS - 14.9%
Aerospace & Defense - 3.9%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,250,000		1,161,585	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000		895,852	(a)
Boeing Co., Senior Notes	3.625%	2/1/31	4,440,000		4,059,903	(c)
Bombardier Inc., Senior Notes	7.500%	2/1/29	320,000		326,575	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,070,000		1,116,573	(a)

Total Aerospace & Defense					7,560,488

Building Products - 1.5%
GUSAP LP, Senior Notes	7.250%	4/16/44	1,220,000		1,325,879	(a)(c)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,575,000		1,531,374	(a)(c)

Total Building Products					2,857,253

Commercial Services & Supplies - 0.6%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	460,000		471,797	(c)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	360,000		338,646	(c)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	280,000		286,728	(a)

Total Commercial Services & Supplies					1,097,171

Machinery - 1.1%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000	EUR	1,865,446	(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	300,000		299,316

Total Machinery					2,164,762

Passenger Airlines - 6.7%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,410,000		2,350,502	(a)(c)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,930,000		2,047,031	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		489,166	(c)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		424,844	(c)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,536,782	(a)(g)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	450,000		443,393	(a)(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,036,000		1,038,374	(a)(c)

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,979,999	$1,294,227	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,300,000	849,745	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000	780,000	(c)
United Airlines Pass-Through Trust	4.875%	1/15/26	845,120	826,089	(c)

Total Passenger Airlines				13,080,153

Trading Companies & Distributors - 1.1%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	610,000	496,820	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000	854,303	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	647,000	645,925
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000	136,745

Total Trading Companies & Distributors				2,133,793

TOTAL INDUSTRIALS				28,893,620

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
CommScope Inc., Senior Notes	7.125%	7/1/28	20,000	8,617	(a)(c)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	26,475	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	220,000	81,290	(a)
Viasat Inc., Senior Notes	7.500%	5/30/31	400,000	297,000	(a)

Total Communications Equipment				413,382

Technology Hardware, Storage & Peripherals - 1.5%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000	2,298,536
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	652,221	(c)

Total Technology Hardware, Storage & Peripherals				2,950,757

TOTAL INFORMATION TECHNOLOGY				3,364,139

MATERIALS - 4.5%
Chemicals - 0.6%
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000	1,089,940	(a)(c)

Construction Materials - 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	620,000	651,934	(a)

Metals & Mining - 2.6%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000	818,733
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	560,000	534,037	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	119,976	(c)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	57,782	(c)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		$1,754,753	(c)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000		611,178
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		368,257
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		816,706

Total Metals & Mining					5,081,422

Paper & Forest Products - 0.9%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000		402,509	(a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,600,000		1,396,277

Total Paper & Forest Products					1,798,786

TOTAL MATERIALS					8,622,082

REAL ESTATE - 1.2%
Health Care REITs - 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	120,000		90,740

Hotel & Resort REITs - 0.4%
Service Properties Trust, Senior Notes	5.500%	12/15/27	500,000		470,693
Service Properties Trust, Senior Notes	4.375%	2/15/30	400,000		310,201

Total Hotel & Resort REITs					780,894

Real Estate Management & Development - 0.8%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	750,000		60,938	*(b)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000		219,333	(a)
Heimstaden AB, Senior Notes	4.250%	3/9/26	400,000	EUR	252,059	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	2.375%	9/4/26	1,100,000	EUR	921,345	(b)

Total Real Estate Management & Development					1,453,675

TOTAL REAL ESTATE					2,325,309

UTILITIES - 2.4%
Electric Utilities - 1.6%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000		1,571,641	(c)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,000,000		1,102,317
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	460,000		478,186	(a)

Total Electric Utilities					3,152,144

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000		856,246

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	650,000		$619,125	(a)

TOTAL UTILITIES					4,627,515

TOTAL CORPORATE BONDS & NOTES (Cost - $228,663,222)					235,493,985

SOVEREIGN BONDS - 12.5%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,400,000		1,220,495	(a)

Argentina - 0.3%
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	680,000		557,600	(a)

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000		1,178,977

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	610,000		545,993	(a)

Indonesia - 1.8%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		583,525	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,110,000		2,972,069	(c)

Total Indonesia					3,555,594

Jordan - 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000		250,784	(a)

Mexico - 4.7%
Mexican Bonos, Bonds	7.750%	5/29/31	101,520,000	MXN	5,458,068
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		577,337
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,530,000		1,286,743
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,250,000		1,776,181

Total Mexico					9,098,329

Panama - 0.6%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,810,000		1,229,532

Peru - 1.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,460,000		2,141,115	(c)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Philippines - 0.2%
Philippine Government International Bond, Senior Notes	2.650%	12/10/45	500,000		$335,267

Poland - 1.2%
Republic of Poland Government Bond	1.250%	10/25/30	11,800,000	PLN	2,330,787

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000		483,912	(a)

Romania - 0.7%
Romanian Government International Bond, Senior Notes	3.875%	10/29/35	1,500,000	EUR	1,386,730	(b)

TOTAL SOVEREIGN BONDS (Cost - $22,769,913)					24,315,115

SENIOR LOANS - 3.5%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
iHeartCommunications Inc., New Term Loan	—	5/1/26	600,000		528,579	(l)

CONSUMER DISCRETIONARY - 1.2%
Diversified Consumer Services - 0.4%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.947%	4/13/28	1,250,000		740,625	(e)(m)(n)

Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment Inc., Term Loan	—	1/24/31	600,000		599,625	(l)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.083%	4/14/29	989,950		992,321	(e)(m)(n)

Total Hotels, Restaurants & Leisure					1,591,946

TOTAL CONSUMER DISCRETIONARY					2,332,571

FINANCIALS - 1.1%
Financial Services - 1.1%
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.250%)	7.586%	7/29/30	2,227,495		2,226,950	(e)(m)(n)

INDUSTRIALS - 0.4%
Passenger Airlines - 0.4%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	787,500		806,786	(e)(m)(n)

MATERIALS - 0.5%
Paper & Forest Products - 0.5%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.183%	9/7/27	989,770		990,185	(e)(m)(n)

TOTAL SENIOR LOANS (Cost - $7,066,890)					6,885,071

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%
U.S. Government Obligations - 2.3%
U.S. Treasury Notes	3.250%	8/31/24	4,000,000	$3,956,830
U.S. Treasury Notes	2.750%	5/31/29	500,000	472,656

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,409,521)				4,429,486

CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	2.375%	3/15/24	260,000	254,969
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,110,000	1,511,815
DISH Network Corp., Senior Notes	3.375%	8/15/26	560,000	327,600

TOTAL COMMUNICATION SERVICES				2,094,384

INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	200,000	76,000

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,488,541)				2,170,384

COLLATERALIZED MORTGAGE OBLIGATIONS(o) - 1.0%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	630,000	534,532	(a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.496%	8/15/48	600,000	499,267	(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.383%	8/25/35	32,485	30,739	(e)
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	490,904
UBS Commercial Mortgage Trust, 2018-C15 C	5.311%	12/15/51	405,000	361,784	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,722,537)				1,917,226

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $267,120,624)				275,211,267

SHORT-TERM INVESTMENTS - 3.0%
U.S. TREASURY BILLS - 0.7%
U.S. Treasury Bills (Cost - $1,250,000)	0.000%	2/1/24	1,250,000	1,250,000	(p)

			SHARES
MONEY MARKET FUNDS - 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,526,192)	5.275%		4,526,192	4,526,192	(q)(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,776,192)				5,776,192

TOTAL INVESTMENTS - 144.7% (Cost - $272,896,816)				280,987,459
Liabilities in Excess of Other Assets - (44.7)%				(86,776,626)

TOTAL NET ASSETS - 100.0%				$194,210,833

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	The coupon payment on this security is currently in default as of January 31, 2024.

(k)	The maturity principal is currently in default as of January 31, 2024.

(l)	All or a portion of this loan has not settled as of January 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown represents yield-to-maturity.

(q)	Rate shown is one-day yield as of the end of the reporting period.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $4,526,192 and the cost was $4,526,192 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PLN	— Polish Zloty
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
USD	— United States Dollar

At January 31, 2024, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.700%	1/5/2024	2/6/2024	$2,464,579	Corporate Bonds & Notes	$2,580,357
Goldman Sachs Group Inc.	6.000%	12/14/2023	TBD***	1,586,174	Corporate Bonds & Notes	2,262,707

				$4,050,753		$4,843,064

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2024.

At January 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	4	3/24	$484,007	$489,375	$5,368

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	17

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	19,936,671	USD	21,969,832	Citibank N.A.	4/19/24	$(351,643)
CAD	2,940,570	USD	2,196,287	Morgan Stanley & Co. Inc.	4/19/24	(6,849)
GBP	1,554,343	USD	1,981,571	Morgan Stanley & Co. Inc.	4/19/24	(10,625)

Net unrealized depreciation on open forward foreign currency contracts						$(369,117)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	19

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$235,493,985	—	$235,493,985
Sovereign Bonds	—	24,315,115	—	24,315,115
Senior Loans	—	6,885,071	—	6,885,071
U.S. Government & Agency Obligations	—	4,429,486	—	4,429,486
Convertible Bonds & Notes	—	2,170,384	—	2,170,384
Collateralized Mortgage Obligations	—	1,917,226	—	1,917,226

Total Long-Term Investments	—	275,211,267	—	275,211,267

Short-Term Investments†:
U.S. Treasury Bills	—	1,250,000	—	1,250,000
Money Market Funds	$4,526,192	—	—	4,526,192

Total Short-Term Investments	4,526,192	1,250,000	—	5,776,192

Total Investments	$4,526,192	$276,461,267	—	$280,987,459

Other Financial Instruments:
Futures Contracts††	$5,368	—	—	$5,368

Total	$4,531,560	$276,461,267	—	$280,992,827

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$369,117	—	$369,117

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report	21

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,475,438	$18,218,255	18,218,255	$16,167,501	16,167,501	—	$28,367	—	$4,526,192

22	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report